TYPE                13F-HR
PERIOD              03/31/06
FILER
     CIK            0000829882
     CCC            w5gqra@k
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-7635

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: March 31,2006

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marc C. Cohodes
Address:   374 Millburn Avenue
	     suite 205E
           Millburn, NJ 07041


Form 13F File Number: 28-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc C. Cohodes
Title:      General Partner
Phone:      973-467-7600

Signature, Place, and Date of Signing:

           Marc C. Cohodes                Millburn, NJ         May 10, 2006
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE

Form 13F Information Table Entry Total:         25

Form 13F Information Table Value Total:    $  696,066
                                            (thousands)


Prior to the filing of this Form 13F for the quarter ended
March 31, 2006 with the Securities and Exchange Commission, the Section 13(f) securities set forth in the information table below (and/or the securities set forth in the previously filed information tables to Form 13F) (the "Securities")were reported by David A. Rocker as the institutional investment manager. Mr Rocker's Form 13F File Number is 28-3470.
Marc C. Cohodes now possesses sole investment discretion over the Securities. Accordingly, Mr. Cohodes is deemed the institutional investment manager responsible for the filing Form 13F with respect to the Securities.

                                                     FORM 13F INFORMATION TABLE
                                                     VALUE       SHARES/   SH/ PUT/INVSTMT OTHER        VOTING AUTHORITY
      NAME  OF ISSUER       TITLE OF CLA    CUSIP    (X$1000)    PRN AMT   PRN CALLDSCRETN MANAGERS SOLE    SHARED   NONE
---------------------------------------------------------------------------------------------------------- -------- --------
AMR Corp                    PUT         001765956           5,410   200,000 SH PUT SOLE            200,000
Annaly Mtg Mgmt Inc         COM         035710409           6,286   517,829 SH     SOLE            517,829
C COR Inc                   COM         125010108          39,839 4,558,219 SH     SOLE            4,558,219
Crocs Inc                   COM         227046109           7,262   288,747 SH     SOLE            288,747
Fairfax Finll Hldg Ltd      PUT         303901952          10,989   102,500 SH PUT SOLE            102,500
Gartner Inc                 COM         366651107          75,004 5,376,600 SH     SOLE            5,376,600
Harley Davidson Inc         PUT         412822958          19,502   375,900 SH PUT SOLE            375,900
Interwoven Inc              COM NEW     46114t508          36,607 4,071,968 SH     SOLE            4,071,968
Krispy Kreme Doughnuts Inc  PUT         501014954          10,053 1,119,500 SH PUT SOLE            1,119,500
Lexar Media Inc             CALL        52886p904           1,778   207,200 SH CALLSOLE            207,200
Microsoft Corp              COM         594918104           8,163   300,000 SH     SOLE            300,000
Navarre Corp                PUT         639208957           7,443 1,735,000 SH PUT SOLE            1,735,000
Novastar Finl               COM         669947400           6,688   200,000 SH     SOLE                  0            200,000
Novastar Finl               PUT         669947950          30,641   916,300 SH PUT SOLE            916,300
Omnivision Technologies     PUT         682128953           9,555   316,400 SH PUT SOLE            316,400
Overstock Com Inc Del       COM         690370101          15,059   504,997 SH     SOLE             32,899            472,098
Overstock Com Inc Del       PUT         690370951          17,674   592,700 SH PUT SOLE            592,700
Powerwave Technologies Inc  COM         739363109          72,575 5,379,899 SH     SOLE            5,379,899
Ryerson Inc                 COM         78375P107          14,484   541,264 SH     SOLE            541,264
Safeway Inc                 COM         786514208         107,129 4,264,700 SH     SOLE            4,264,700
Take-Two Interactive SoftwarPUT         874054959         118,256 6,337,400 SH PUT SOLE            6,337,400
Taser Intl Inc              PUT         87651b954          11,964 1,129,700 SH PUT SOLE            1,129,700
Temper Pedic Intl Inc       PUT         88023u951          21,849 1,544,100 SH PUT SOLE            1,544,100
TheStreet Com               COM         88368q103           7,843 1,037,406 SH     SOLE            1,037,406
Wal Mart Stores Inc         COM         931142103          34,013   720,000 SH     SOLE            720,000

 /TEXT
 /DOCUMENT
 /SUBMISSION